Consolidated Statements of Comprehensive Loss (Unaudited) ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2024 CNY (¥) ¥ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue	¥ 138,405	$ 19,722	¥ 83,926
Cost of sales	132,417	18,869	79,980
Gross profit	5,988	853	3,946
Operating expenses:
Selling expenses	5,245	747	3,393
General and administrative expenses	128,605	18,327	15,811
Other expenses (income), net	(2,295)	(327)	(5,458)
Total operating expenses	131,555	18,747	13,746
Loss from operations	(125,567)	(17,894)	(9,800)
Interest expenses	1,809	258	1,960
Loss before income taxes	(127,376)	(18,152)	(11,760)
Income tax expense/(benefits)	(59)	(8)	(85)
Loss from discontinued operation			91
Net loss	(127,317)	(18,144)	(11,766)
Less: Net loss attributable to non-controlling interests			(1,280)
Net loss attributable to UTime Limited	(127,317)	(18,144)	(10,486)
Comprehensive loss
Net loss	(127,317)	(18,144)	(11,766)
Foreign currency translation adjustment	1,231	180	343
Total comprehensive loss	(126,086)	(17,964)	(11,423)
Less: Comprehensive loss attributable to non-controlling interest			(1,280)
Comprehensive loss attributable to UTime Limited	¥ (126,086)	$ (17,964)	¥ (10,143)
Loss per share attributable to UTime Limited
Continuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (7.69)	$ (1.1)	¥ (0.76)
Discontinued operation (in Dollars per share and Yuan Renminbi per share) | (per share)			¥ (0.01)
Weighted average ordinary shares outstanding
Basic (in Shares)	16,550,762	16,550,762	13,567,793
Diluted (in Shares)	16,550,762	16,550,762	13,567,793